SHARE CAPITAL - Schedule of Changes in Share Option Plan (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Number of Options [Abstract]
Options outstanding, beginning of year (in shares) | shares	5,584,000	6,958,000
Options exercisable, beginning of year (in shares) | shares	4,758,000	5,789,000
Options granted (in shares) | shares	0	743,000
Options cancelled (in shares) | shares	(2,978,000)	(2,117,000)
Options outstanding, end of year (in shares) | shares	2,606,000	5,584,000
Options exercisable, end of year (in shares) | shares	2,020,000	4,758,000
Weighted Average Exercise Price [Abstract]
Options outstanding, beginning of year (in CAD per share) | $ / shares	$ 29.63	$ 32.18
Options exercisable, beginning of year (in CAD per share) | $ / shares	31.26	32.97
Options granted (in CAD per share) | $ / shares		18.99
Options cancelled (in CAD per share) | $ / shares	34.28	34.28
Options outstanding, end of year (in CAD per share) | $ / shares	26.38	29.63
Options exercisable, end of year (in CAD per share) | $ / shares	$ 28.44	$ 31.26